Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member] Cumulative Preferred Stock [Member]	Preferred Stock [Member] Cumulative Convertible Preferred Stock [Member]	Preferred Stock [Member] Participating Convertible Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Cumulative Preferred Stock [Member]	Cumulative Convertible Preferred Stock [Member]	Participating Convertible Preferred Stock [Member]	Common Class A [Member]	Common Class B [Member]	Total
Balance at Mar. 31, 2023				$ 351,000			$ 3,049,000	$ 99,152,000	$ (168,573,000)	$ (20,488,000)	$ 641,259,000						$ 554,750,000
Net earnings				0			0	0	0	0	63,318,000						63,318,000
Cash dividends declared on preferred stock				0			0	0	0	0	(23,000)						(23,000)
Equity incentive program				0			1,000	245,000	0	0	0						246,000
Stock issued for profit sharing plan				0			0	71,000	0	0	0						71,000
Contribution of 401(k) match				0			0	957,000	1,496,000	0	0						2,453,000
Purchase treasury stock				0			0	0	(33,030,000)	0	0						(33,030,000)
Change in pension and postretirement benefits, net of tax expense (benefit) of $7,050, $5,772 and ($1,628), respectively				0			0	0	0	(4,892,000)	0						(4,892,000)
Balance at Mar. 31, 2024				351,000			3,050,000	100,425,000	(200,107,000)	(25,380,000)	704,554,000						582,893,000
Preferred stock, shares outstanding (in shares)												200,000	807,240	8,292
Common stock, shares outstanding (in shares)															5,400,429	1,659,411
Net earnings				0			0	0	0	0	41,224,000						41,224,000
Cash dividends declared on preferred stock				0			0	0	0	0	(23,000)	$ (3,000)					(23,000)
Equity incentive program				0			1,000	174,000	0	0	0						175,000
Stock issued for profit sharing plan				0			0	6,000	0	0	0						6,000
Contribution of 401(k) match				0			0	1,766,000	1,029,000	0	0						2,795,000
Purchase treasury stock				0			0	0	(11,591,000)	0	0						(11,591,000)
Change in pension and postretirement benefits, net of tax expense (benefit) of $7,050, $5,772 and ($1,628), respectively				0			0	0	0	17,544,000	0						17,544,000
Preferred stock conversion				(5,000)			0	5,000	0	0	0						0
Balance at Mar. 31, 2025				346,000			3,051,000	102,376,000	(210,669,000)	(7,836,000)	745,755,000						633,023,000
Preferred stock, shares outstanding (in shares)												200,000	807,240	7,891
Common stock, shares outstanding (in shares)															5,342,172	1,562,163
Net earnings				0			0	0	0	0	114,674,000						114,674,000
Cash dividends declared on preferred stock				0			0	0	0	0	(23,000)	$ (3,000)					(23,181)
Equity incentive program				0			1,000	246,000	0	0	0						247,000
Stock issued for profit sharing plan				0			0	3,000	0	0	0						3,000
Contribution of 401(k) match				0			0	2,502,000	689,000	0	0						3,191,000
Purchase treasury stock				0			0	0	(16,094,000)	0	0				$ (16,100,000)		(16,094,000)
Change in pension and postretirement benefits, net of tax expense (benefit) of $7,050, $5,772 and ($1,628), respectively				0			0	0	0	21,209,000	0						21,209,000
Preferred stock conversion				(15,000)			0	15,000	0	0	0						0
Balance at Mar. 31, 2026	$ 50,000	$ 202,000	$ 79,000	$ 331,000	$ 2,593,000	$ 459,000	$ 3,052,000	$ 105,142,000	$ (226,074,000)	$ 13,373,000	$ 860,406,000						$ 756,230,000
Preferred stock, shares authorized (in shares)												200,000	1,400,000	6,602
Common stock, shares authorized (in shares)															20,000,000	10,000,000
Preferred stock, shares outstanding (in shares)												200,000	807,240	6,602
Common stock, shares outstanding (in shares)															5,222,138	1,557,926